united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23128

Centerstone Investors Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suit 2 Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110 Hauppauge NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 3/31

Date of reporting period: 6/30/16

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Centerstone Investors Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2016
Shares	Security	Market Value

	COMMON STOCK - 56.26%
	CANADA - 2.71%
6,100	TransCanada Corp.	$ 274,587
4,500	Metro, Inc.	155,960
		430,547
	DENMARK - 2.72%
14,300	Matas A/S	242,362
4,045	Topdanmark A/S *	95,737
2,535	ISS A/S	95,089
		433,188
	FINLAND - 1.34%
8,960	Tikkurila Oyj	161,854
1,245	Cargotec Oyj	50,374
		212,228
	FRANCE - 8.15%
5,765	Schneider Electric SE	339,829
2,950	Air Liquide SA	308,263
2,750	Danone SA	193,725
1,095	LVMH Moet Hennessy Louis Vuitton SE	165,443
1,445	Sodexo SA	155,331
1,370	Eiffage SA	97,728
790	Valeo SA	35,220
		1,295,539
	GERMANY - 1.23%
3,375	Fraport AG Frankfurt Airport Services Worldwide	180,068
1,050	Hamburger Hafen und Logistik AG	15,684
		195,752
	HONG KONG - 1.86%
17,300	Hongkong Land Holdings Ltd.	105,357
74,000	Mandarin Oriental International Ltd.	100,270
20,300	Hysan Development Co. Ltd.	90,144
		295,771
	INDONESIA - 0.35%
43,300	Indocement Tunggal Prakarsa Tbk PT	55,303

	ITALY - 0.24%
2,390	Interpump Group SpA	37,332

	JAPAN - 3.44%
10,300	Nagaileben Co. Ltd.	246,983
4,000	Aica Kogyo Co. Ltd.	90,652
580	Shimano, Inc.	87,800
3,350	Mitsubishi Estate Co. Ltd.	61,161
375	FANUC Corp.	60,441
		547,037
	MEXICO - 1.24%
24,570	Grupo Televisa SAB	126,957
3,220	Fresnillo PLC	70,766
		197,723
	PERU - 0.34%
1,985	Southern Copper Corp.	53,555

	SINGAPORE - 2.46%
87,500	ComfortDelGro Corp. Ltd.	178,784
35,100	SATS Ltd.	107,186
16,400	Oversea-Chinese Banking Corp. Ltd.	105,889
		391,859
	SWEDEN - 3.65%
13,200	Loomis AB	320,469
7,830	ICA Gruppen AB	260,332
		580,801

Centerstone Investors Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2016
Shares	Security	Market Value

	COMMON STOCK - 56.26% (continued)
	SWITZERLAND - 4.91%
3,236	Cie Financiere Richemont SA	$ 188,506
2,175	Novartis AG	178,943
520	Roche Holding AG	136,699
2,275	Nestle SA	175,494
350	Swatch Group AG	101,673
		781,315
	THAILAND - 1.20%
23,700	Bangkok Bank PCL (NVDR)	106,900
75,000	Thai Beverage PCL	50,710
4,000	Siam City Cement PCL (NVDR)	33,694
		191,304
	UNITED KINGDOM - 2.26%
1,715	British American Tobacco PLC	111,031
31,100	Rotork PLC	90,009
3,510	Spectris PLC	85,632
3,770	Weir Group PLC	72,623
		359,295
	UNITED STATES - 18.16%
4,475	Colgate-Palmolive Co.	327,570
1,675	3M Co.	293,326
4,080	Sonoco Products Co.	202,613
2,500	Wal-Mart Stores, Inc.	182,550
2,150	Omnicom Group, Inc.	175,203
3,335	Emerson Electric Co.	173,954
1,950	Procter & Gamble Co.	165,106
2,750	EnerSys	163,542
2,300	Target Corp.	160,586
1,300	McDonald's Corp.	156,442
545	WW Grainger, Inc.	123,851
1,675	Scotts Miracle-Gro Co.	117,099
1,050	United Technologies Corp.	107,677
4,075	Mosaic Co.	106,683
1,110	CVS Health Corp.	106,271
670	Snap-on, Inc.	105,739
1,890	CarMax, Inc. *	92,667
935	TJX Cos., Inc.	72,210
845	Comcast Corp.	55,085
		2,888,174

	TOTAL COMMON STOCK (Cost - $8,877,664)	8,946,723

Centerstone Investors Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2016
Principal	Security	Coupon	Maturity	Market Value

	BONDS & NOTES - 15.50%
	NETHERLANDS - 0.94%
$ 138,000	LyondellBasell Industries NV	5.000%	4/15/2019	$ 149,458

	UNITED KINGDOM - 0.47%
70,000	Vodafone Group PLC	4.625%	7/15/2018	73,878

	UNITED STATES - 14.09%
342,000	Men's Wearhouse, Inc.	7.000%	7/1/2022	288,990
250,000	PHI, Inc.	5.250%	3/15/2019	232,500
215,000	ADT Corp.	6.250%	10/15/2021	229,513
217,000	Kindred Healthcare, Inc.	8.000%	1/15/2020	217,000
150,000	Advanced Disposal Services, Inc.	8.250%	10/1/2020	152,250
160,000	Infor US, Inc.	6.500%	5/15/2022	151,901
147,000	Ford Motor Credit Co. LLC	2.551%	10/5/2018	149,799
146,000	Wells Fargo & Co.	2.020%	3/4/2021	149,044
139,000	Bank of America Corp.	5.650%	5/1/2018	149,024
145,000	Verizon Communications, Inc.	2.406%	9/14/2018	148,666
130,000	Anthem, Inc.	7.000%	2/15/2019	147,226
140,000	HRG Group, Inc.	7.875%	7/15/2019	147,175
75,000	Qwest Corp.	6.500%	6/1/2017	77,906
				2,240,994

	TOTAL BONDS & NOTES (Cost - $2,457,419)			2,464,330

Shares
	COMMODITY - 3.06%
3,850	SPDR Gold Shares *			487,102

	TOTAL COMMODITY (Cost - $470,964)			487,102

	REAL ESTATE INVESTMENT TRUSTS - 1.65%
19,800	Monmouth Real Estate Investment Corp.			262,548

	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost - $235,412)			262,548

Centerstone Investors Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2016
Principal	Security	Coupon	Maturity	Market Value
	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 12.69%
	U.S. TREASURY NOTES - 12.69%
$ 650,000	United States Treasury Note	0.750%	4/30/2018	$ 651,905
1,350,000	United States Treasury Note	1.625%	5/15/2026	1,366,559
				2,018,464

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $1,981,047)			2,018,464

	SHORT-TERM INVESTMENTS - 10.91%
	U.S. TREASURY BILL - 3.46%
550,000	United States Treasury Bill	0.000%	8/11/2016	549,832

Shares
	MONEY MARKET FUND - 7.45%
1,184,561	SSgA U.S. Treasury Money Market Fund Class N, 0.10% ^			1,184,561

	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,734,393)			1,734,393

	TOTAL INVESTMENTS - 100.07% (Cost - $15,756,899) (a)			$ 15,913,560
	CASH AND OTHER ASSETS LESS LIABILITIES - (0.07) %			(10,835)
	NET ASSETS - 100.00%			$ 15,902,725

NVDR-Non-Voting Depositary Receipt
* Non-income producing security
^ Interest rate reflects seven-day effective yield on June 30, 2016
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $15,756,899 and differs from market value by net unrealized appreciation of:
	Unrealized appreciation:			$ 344,415
	Unrealized depreciation:			(187,754)
	Net unrealized appreciation:			$ 156,661

Centerstone Investors Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2016

As of June 30, 2016 the following Forward Currency Exchange Contracts were open:

Forward Currency Contracts
Foreign Currency	Settlement Date	Counterparty	Local Currency Amount Purchased/Sold	U.S. $ Equivalent	U.S. $ Value at June 30, 2016	Unrealized Appreciation/ (Depreciation) *
To Buy:
British Pound	11/25/2016	State Street Bank	27,600	$ 36,807	$ 36,948	$ 141

To Sell:
British Pound	11/25/2016	State Street Bank	70,000	$ 101,961	$ 93,710	$ 8,251
Canadian Dollar	11/25/2016	State Street Bank	165,000	127,368	127,069	299
Danish Krone	8/31/2016	State Street Bank	665,000	100,819	99,534	1,285
Euro	8/22/2016	State Street Bank	265,000	298,390	294,975	3,415
Euro	8/25/2016	State Street Bank	160,000	181,047	178,118	2,929
Japanese Yen	8/22/2016	State Street Bank	5,000,000	48,036	48,821	(785)
Japanese Yen	8/25/2016	State Street Bank	16,000,000	145,851	156,243	(10,392)
Singapore Dollar	8/25/2016	State Street Bank	250,000	182,325	185,677	(3,352)
Swedish Krona	8/25/2016	State Street Bank	1,500,000	182,100	177,484	4,616
Swiss Franc	11/25/2016	State Street Bank	210,000	216,123	217,434	(1,311)
				$ 1,584,020	$ 1,579,065	$ 4,955
___________
* The amount represents fair value derivative instruments subject to foreign currency risk exposure as of June 30, 2016.

Sector Allocation (based on total value of investments as of June 30, 2016)
Industrials	19.39%
Consumer Discretionary	14.80%
Consumer Staples	11.79%
Materials	7.91%
Financials	7.08%
Health Care	5.82%
Energy	3.19%
Telecommunication Services	1.89%
Information Technology	1.49%
Gold	3.06%
Treasury Notes	12.68%
Short-Term Investments	10.90%
Total	100.00%
___________
Percentages may differ from Portfolio of Investments which are based on Fund net assets.

Centerstone International Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2016
Shares	Security	Market Value

	COMMON STOCK - 68.54%
	CANADA - 4.98%
7,200	TransCanada Corp.	$ 324,103
5,400	Metro, Inc.	187,152
		511,255
	DENMARK - 4.41%
13,670	Matas A/S	231,685
4,680	Topdanmark A/S *	110,766
2,951	ISS A/S	110,693
		453,144
	FINLAND - 2.27%
10,070	Tikkurila Oyj	181,905
1,255	Cargotec Oyj	50,778
		232,683
	FRANCE - 14.64%
6,670	Schneider Electric SE	393,177
3,420	Air Liquide SA	357,376
1,285	LVMH Moet Hennessy Louis Vuitton SE	194,150
3,185	Danone SA	224,368
1,675	Sodexo SA	180,055
1,590	Eiffage SA	113,421
920	Valeo SA	41,016
		1,503,563
	GERMANY - 1.84%
3,200	Fraport AG Frankfurt Airport Services Worldwide	170,731
1,230	Hamburger Hafen und Logistik AG	18,372
		189,103
	HONG KONG - 3.25%
19,100	Hongkong Land Holdings Ltd.	116,319
81,500	Mandarin Oriental International Ltd.	110,432
24,100	Hysan Development Co. Ltd.	107,019
		333,770
	INDONESIA - 0.65%
52,000	Indocement Tunggal Prakarsa Tbk PT	66,414
		66,414
	ITALY - 0.42%
2,775	Interpump Group SpA	43,345

	JAPAN - 6.16%
11,950	Nagaileben Co. Ltd.	286,548
4,700	Aica Kogyo Co. Ltd.	106,516
635	Shimano, Inc.	96,126
475	FANUC Corp.	76,558
3,650	Mitsubishi Estate Co. Ltd.	66,639
		632,387
	MEXICO - 2.08%
25,025	Grupo Televisa SAB	129,308
3,820	Fresnillo PLC	83,952
		213,260
	PERU - 0.62%
2,350	Southern Copper Corp.	63,403

	SINGAPORE - 4.54%
103,800	ComfortDelGro Corp. Ltd.	212,089
19,700	Oversea-Chinese Banking Corp. Ltd.	127,196
41,500	SATS Ltd.	126,729
		466,014
	SWEDEN - 6.61%
15,275	Loomis AB	370,846
9,270	ICA Gruppen AB	308,209
		679,055

Centerstone International Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2016
Shares	Security	Market Value
	COMMON STOCK - 68.54% (continued)
	SWITZERLAND - 8.84%
3,745	Cie Financiere Richemont SA	$ 218,157
2,515	Novartis AG	206,916
2,640	Nestle SA	203,650
605	Roche Holding AG	159,044
412	Swatch Group AG	119,684
		907,451
	THAILAND - 2.03%
27,000	Bangkok Bank PCL (NVDR)	121,784
6,000	Siam City Cement PCL (NVDR)	50,541
54,000	Thai Beverage PCL	36,511
		208,836
	UNITED KINGDOM - 3.99%
2,035	British American Tobacco PLC	131,748
33,500	Rotork PLC	96,955
3,875	Spectris PLC	94,537
4,470	Weir Group PLC	86,107
		409,347
	UNITED STATES - 1.21%
4,750	Mosaic Co.	124,355

	TOTAL COMMON STOCK (Cost - $7,010,756)	7,037,385

Centerstone International Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2016
Principal	Security	Coupon	Maturity	Market Value
	BONDS & NOTES - 0.51%
	UNITED KINGDOM - 0.51%
$ 50,000	Vodafone Group PLC	4.625%	7/15/2018	$ 52,770

	TOTAL BONDS & NOTES (Cost - $53,060)			52,770

Shares
	COMMODITY - 3.08%
2,500	SPDR Gold Shares *			316,300

	TOTAL COMMODITY (Cost - $303,675)			316,300

Principal

	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 21.08%
	U.S. TREASURY NOTES - 21.08%
$ 1,300,000	United States Treasury Note	0.750%	4/30/2018	1,303,809
850,000	United States Treasury Note	1.625%	5/15/2026	860,426
				2,164,235

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $2,134,946)			2,164,235

	SHORT-TERM INVESTMENTS - 6.45%
	U.S. TREASURY BILL - 2.92%
300,000	United States Treasury Bill	0.000%	8/11/2016	299,906

Shares
	MONEY MARKET FUND - 3.53%
361,852	SSgA U.S. Treasury Money Market Fund Class N, 0.10% ^			361,852
	TOTAL SHORT-TERM INVESTMENTS (Cost - $661,758)			661,758

	TOTAL INVESTMENTS - 99.66% (Cost - $10,164,195) (a)			$ 10,232,448
	CASH AND OTHER ASSETS LESS LIABILITIES - 0.34%			35,152
	NET ASSETS - 100.00%			$ 10,267,600

NVDR-Non-Voting Depositary Receipt
* Non-income producing security
^ Interest rate reflects seven-day effective yield on June 30, 2016
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $10,164,195 and differs from market value by net unrealized appreciation of:
	Unrealized appreciation:			$ 231,093
	Unrealized depreciation:			(162,840)
	Net unrealized appreciation:			$ 68,253

Centerstone International Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2016

As of June 30, 2016 the following Forward Currency Exchange Contracts were open:

Forward Currency Contracts
Foreign Currency	Settlement Date	Counterparty	Local Currency Amount Purchased/Sold	U.S. $ Equivalent	U.S. $ Value at June 30, 2016	Unrealized Appreciation/ (Depreciation) *
To Buy:
British Pound	11/25/2016	State Street Bank	32,400	$ 43,208	$ 43,374	$ 166

To Sell:
British Pound	11/25/2016	State Street Bank	82,730	$ 120,426	$ 110,753	$ 9,673
Canadian Dollar	11/25/2016	State Street Bank	199,930	153,698	153,969	(271)
Danish Krone	8/31/2016	State Street Bank	714,762	108,442	106,981	1,461
Euro	8/22/2016	State Street Bank	267,860	301,610	298,159	3,451
Euro	8/25/2016	State Street Bank	225,000	254,299	250,478	3,821
Japanese Yen	8/22/2016	State Street Bank	5,000,000	48,036	48,821	(785)
Japanese Yen	8/25/2016	State Street Bank	18,427,200	168,625	179,944	(11,319)
Singapore Dollar	8/25/2016	State Street Bank	291,660	213,481	216,618	(3,137)
Swedish Krona	8/25/2016	State Street Bank	1,776,375	215,413	210,185	5,228
Swiss Franc	11/25/2016	State Street Bank	249,400	256,285	258,228	(1,943)
				$ 1,840,315	$ 1,834,136	$ 6,179
___________
* The amount represents fair value derivative instruments subject to foreign currency risk exposure as of June 30, 2016.

Sector Allocation (based on total value of investments as of June 30, 2016)
Industrials	19.31%
Consumer Discretionary	12.91%
Consumer Staples	10.67%
Materials	9.07%
Health Care	6.38%
Financials	6.35%
Energy	3.17%
Information Technology	0.92%
Telecommunication Services	0.51%
Gold	3.09%
Treasury Notes	21.15%
Short-Term Investments	6.47%
Total	100.00%
___________
Percentages may differ from Portfolio of Investments which are based on Fund net assets.

Centerstone Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2016

Note 1 - Organization and Significant Accounting Policies

Each of the Centerstone Investors Fund and the Centerstone International Fund (each a “Fund” and collectively the “Funds”) is a series of Centerstone Investors Trust, (the “Trust”) a Delaware statutory trust. The Trust is an open-ended management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust is governed by its Board of Trustees (the “Board” or “Trustees”). Each Fund is a diversified series of the Trust. The Centerstone Investors Fund seeks long-term growth of capital by investing in a range of securities and asset classes from markets around the world, including the U.S. market. The Centerstone International Fund seeks long-term growth of capital by investing in a range of securities and asset classes primarily from foreign (non-U.S.) markets.

The following is a summary of significant accounting policies followed by the Funds in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities Valuation – In determining each Fund’s Net Asset Value (“NAV”) per share, equity securities for which market quotations are readily available are valued at current market value using the last reported sales price. NASDAQ traded securities are valued using the NASDAQ official closing price (“NOCP”). If no sale price is reported, the mean between the current bid and ask is used. If market quotations are not readily available, then securities are valued at fair value as determined by the Board (or its delegate). U.S. Government and agency securities are valued at the mean between the most recent bid and asked prices. Short-term debt instruments with a remaining maturity of more than 60 days, intermediate and long-term bonds, convertible bonds, and other debt securities are generally valued at prices supplied by the relevant pricing agent based on broker or dealer supplied valuations or matrix pricing. Where such prices are not available, valuations will be obtained from brokers who are market makers for such securities. However, in circumstances where the Adviser deems it appropriate to do so, the mean of the bid and asked prices for over-the-counter securities or the last available sale price for exchange-traded debt securities may be used. Where no last sale price for exchange traded debt securities is available, the mean of the bid and asked prices may be used. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Fair Valuation Process – If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith by the Fair Value Committee (the “Committee”) in accordance with procedures approved by the Board and evaluated by the Board as to the reliability of the fair value method used. The Committee is composed of one or more representatives from each of the (i) Trust, (ii) Administrator, and (iii) Adviser. The procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. The Committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

As noted above, the Committee is composed of one or more representatives from each of the (i) Trust, (ii) Administrator, and (iii) Adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred since the closing prices were established on the principal exchange on which they are traded, but prior to the Funds’ calculation of its net asset value; (v) restricted securities, such as private investments or non-traded securities are valued via inputs from the Adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Adviser is unable to obtain a current bid from such independent dealers or other independent parties, the Committee may determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds’ holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Centerstone Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2016
The following is a summary of the inputs used as of June 30, 2016 in valuing the Funds' assets carried at fair value:

Centerstone Investors Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 8,946,723	$ -	$ -	$ 8,946,723
Bonds & Notes	-	2,464,330	-	2,464,330
Commodity	487,102	-	-	487,102
Real Estate Investment Trusts	262,548	-	-	262,548
U.S. Government & Agency Obligations	-	2,018,464	-	2,018,464
Short-Term Investments	1,184,561	549,832	-	1,734,393
Unrealized Appreciation on Open Forward Currency Contracts	-	20,936	-	20,936
Total	$ 10,880,934	$ 5,053,562	$ -	$ 15,934,496
Liabilities
Unrealized Depreciation on Open Forward Currency Contracts	$ -	$ 15,840	$ -	$ 15,840

Centerstone International Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 7,037,385	$ -	$ -	$ 7,037,385
Bonds & Notes	-	52,770	-	52,770
Commodity	316,300	-	-	316,300
U.S. Government & Agency Obligations	-	2,164,235	-	2,164,235
Short-Term Investments	361,852	299,906	-	661,758
Unrealized Appreciation on Open Forward Currency Contracts	-	23,800	-	23,800
Total	$ 7,715,537	$ 2,540,711	$ -	$ 10,256,248
Liabilities
Unrealized Depreciation on Open Forward Currency Contracts	$ -	$ 17,455	$ -	$ 17,455

The Funds did not hold any level 3 securities during the period.
There were no transfers into or out of Level 1, Level 2, and Level 3 during the current period presented.
It is the Funds' policy to record transfers into or out of any Level at the end of the reporting period.

Foreign Currency Translations – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments, are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Forward Currency Contracts - In connection with portfolio purchases and sales of securities denominated in foreign currencies, each Fund may enter into forward currency contracts. The Funds enter into foreign currency contracts primarily to manage and/or gain exposure to certain foreign currencies. The Funds’ currency transactions include portfolio hedging on portfolio positions. Portfolio hedging is the use of a forward contract (or other cash management position) with respect to one or more portfolio security positions denominated or quoted in a particular currency. Forward currency contract transactions involve currencies of different countries that the Funds invest in and serve as hedges against possible variations in the exchange rates between these currencies and the U.S. dollar. Each Fund may engage in portfolio hedging with respect to the currency of a particular country in amounts approximating actual or anticipated positions in securities denominated in that currency. Hedging can reduce exposure to currency exchange movements, but cannot eliminate that exposure. It is possible to lose money under a hedge.

Funds investing in foreign exchange contracts are exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position. Forward currency contracts outstanding at period end, if any, are listed after each Fund’s portfolio.

The market value of the forward currency contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Exchange Traded Funds - The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Centerstone Investors Trust

By

/s/ Abhay Deshpande

Abhay Deshpande, Principal Executive Officer/President

Date 8/2/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Abhay Deshpande

Abhay Deshpande, Principal Executive Officer/President

Date 8/2/16

By

/s/ Philip Santopadre

Philip Santopadre, Principal Financial Officer/Treasurer

Date 8/2/16